Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO
NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for David M. Shaffer (1) ($)	Compensation Actually Paid to David M. Shaffer (1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)(3) ($)	Value of Initial Fixed $100 Investment Based on: (4)
					TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Adjusted Operating Earnings ($ Thousands) (5)
2025	8,476,396	7,095,324	2,544,738	2,088,454	193.69	272.09	363.7	498,400
2024	7,931,249	9,572,220	1,846,876	2,099,458	197.86	272.86	269.1	325,639
2023	7,888,918	10,402,205	2,124,010	2,609,038	180.41	204.66	175.8	324,241
2022	6,852,166	2,053,729	1,771,200	799,102	153.31	192.74	143.9	318,243
2021	7,019,300	14,975,724	1,817,366	3,475,404	185.06	195.09	143.3	284,126

(1)	David M. Shaffer was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each fiscal year are listed below.

2021	2022	2023	2024	2025
Michael J. Schmidtlein	Michael J. Schmidtlein	Andrea J. Funk	Andrea J. Funk	Andrea J. Funk
Holger P. Aschke	Shawn O’Connell	Shawn O’Connell	Shawn O’Connell	Shawn O’Connell
Shawn O’Connell	Joern Tinnemeyer	Joern Tinnemeyer	Joern Tinnemeyer	Joern Tinnemeyer
Andrew M. Zogby	Andrew M. Zogby	Andrew M. Zogby	Chad C. Uplinger	Chad C. Uplinger
			Andrew M. Zogby	Keith Fisher
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns of our 2025 Summary Compensation Table on page 43.

Year	Summary Compensation Table Total for David M. Shaffer ($)	Exclusion of Stock Awards and Option Awards for David M. Shaffer ($)	Inclusion of Equity Values for David M. Shaffer ($)	Compensation Actually Paid to David M. Shaffer ($)
2025	8,476,396	(5,700,000)	4,318,928	7,095,324
2024	7,931,249	(5,300,000)	6,940,971	9,572,220
2023	7,888,918	(5,225,000)	7,738,287	10,402,205
2022	6,852,166	(4,665,000)	(133,437)	2,053,729
2021	7,019,300	(4,200,000)	12,156,424	14,975,724

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,544,738	(1,410,000)	953,716	2,088,454
2024	1,846,876	(895,000)	1,147,582	2,099,458
2023	2,124,010	(1,031,250)	1,516,278	2,609,038
2022	1,771,200	(935,496)	(36,602)	799,102
2021	1,817,366	(780,000)	2,438,038	3,475,404

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Fiscal Year for David M. Shaffer ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for David M. Shaffer ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David M. Shaffer ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for David M. Shaffer ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for David M. Shaffer ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for David M. Shaffer ($)	Total— Inclusion of Equity Values for David M. Shaffer ($)
2025	5,447,459	(669,080)	—	(459,451)	—	—	4,318,928
2024	5,268,509	804,176	—	868,286	—	—	6,940,971
2023	7,136,543	1,157,719	—	(555,975)	—	—	7,738,287
2022	3,636,620	(3,706,864)	—	(63,193)	—	—	(133,437)
2021	5,664,401	5,448,231	—	1,043,792	—	—	12,156,424

Year	Average Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards That Vested During Fiscal Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	1,319,049	(64,519)	(47,667)	(253,147)	953,716
2024	889,603	131,972	126,007	—	1,147,582
2023	1,408,524	188,747	(80,993)	—	1,516,278
2022	729,250	(747,578)	(18,274)	—	(36,602)
2021	1,051,948	1,173,514	212,576	—	2,438,038

(4)
The Peer Group TSR set forth in the table below utilizes the Dow Jones US Electrical Components & Equipment Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the fiscal year ended March 31, 2025. The comparison assumes $100 was invested for the period starting March 31, 2020, through the end of the listed fiscal year in the Company and in the Dow Jones US Electrical Components & Equipment Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Adjusted Operating Earnings to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in fiscal year 2025. Adjusted Operating Earnings is a
non-GAAP
measure that adjusts Operating Earnings for charges that the Company incurs as a result of restructuring activities, impairment of goodwill and indefinite-lived intangibles and other assets, acquisition activities and those charges and credits that are not directly related to operating unit performance. Please see “Fiscal Year 2025 MIP Targets and Payout” on page 36 for a description of the adjustments to operating earnings for fiscal year 2025, please see “Fiscal Year 2024 MIP Targets and Payout” on page 41 of our 2024 proxy statement, “Fiscal Year 2023 MIP Targets and Payout” on page 44 of our 2023 Proxy Statement, “Fiscal Year 2022 MIP Targets and Payout” on page 33 of our 2022 Proxy Statement, and “Fiscal Year 2021 MIP Targets and Payout” on page 30 of our 2021 Proxy Statement for a description of the adjustments to operating earnings for each fiscal year.

Company Selected Measure Name	Adjusted Operating Earnings
Named Executive Officers, Footnote
(1)	David M. Shaffer was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each fiscal year are listed below.

2021	2022	2023	2024	2025
Michael J. Schmidtlein	Michael J. Schmidtlein	Andrea J. Funk	Andrea J. Funk	Andrea J. Funk
Holger P. Aschke	Shawn O’Connell	Shawn O’Connell	Shawn O’Connell	Shawn O’Connell
Shawn O’Connell	Joern Tinnemeyer	Joern Tinnemeyer	Joern Tinnemeyer	Joern Tinnemeyer
Andrew M. Zogby	Andrew M. Zogby	Andrew M. Zogby	Chad C. Uplinger	Chad C. Uplinger
			Andrew M. Zogby	Keith Fisher

Peer Group Issuers, Footnote	The Peer Group TSR set forth in the table below utilizes the Dow Jones US Electrical Components & Equipment Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the fiscal year ended March 31, 2025. The comparison assumes $100 was invested for the period starting March 31, 2020, through the end of the listed fiscal year in the Company and in the Dow Jones US Electrical Components & Equipment Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 8,476,396	$ 7,931,249	$ 7,888,918	$ 6,852,166	$ 7,019,300
PEO Actually Paid Compensation Amount	$ 7,095,324	9,572,220	10,402,205	2,053,729	14,975,724
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns of our 2025 Summary Compensation Table on page 43.

Year	Summary Compensation Table Total for David M. Shaffer ($)	Exclusion of Stock Awards and Option Awards for David M. Shaffer ($)	Inclusion of Equity Values for David M. Shaffer ($)	Compensation Actually Paid to David M. Shaffer ($)
2025	8,476,396	(5,700,000)	4,318,928	7,095,324
2024	7,931,249	(5,300,000)	6,940,971	9,572,220
2023	7,888,918	(5,225,000)	7,738,287	10,402,205
2022	6,852,166	(4,665,000)	(133,437)	2,053,729
2021	7,019,300	(4,200,000)	12,156,424	14,975,724

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Fiscal Year for David M. Shaffer ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for David M. Shaffer ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David M. Shaffer ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for David M. Shaffer ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for David M. Shaffer ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for David M. Shaffer ($)	Total— Inclusion of Equity Values for David M. Shaffer ($)
2025	5,447,459	(669,080)	—	(459,451)	—	—	4,318,928
2024	5,268,509	804,176	—	868,286	—	—	6,940,971
2023	7,136,543	1,157,719	—	(555,975)	—	—	7,738,287
2022	3,636,620	(3,706,864)	—	(63,193)	—	—	(133,437)
2021	5,664,401	5,448,231	—	1,043,792	—	—	12,156,424

Non-PEO NEO Average Total Compensation Amount	$ 2,544,738	1,846,876	2,124,010	1,771,200	1,817,366
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,088,454	2,099,458	2,609,038	799,102	3,475,404
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,544,738	(1,410,000)	953,716	2,088,454
2024	1,846,876	(895,000)	1,147,582	2,099,458
2023	2,124,010	(1,031,250)	1,516,278	2,609,038
2022	1,771,200	(935,496)	(36,602)	799,102
2021	1,817,366	(780,000)	2,438,038	3,475,404

Year	Average Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards That Vested During Fiscal Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	1,319,049	(64,519)	(47,667)	(253,147)	953,716
2024	889,603	131,972	126,007	—	1,147,582
2023	1,408,524	188,747	(80,993)	—	1,516,278
2022	729,250	(747,578)	(18,274)	—	(36,602)
2021	1,051,948	1,173,514	212,576	—	2,438,038

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid, Company Total Shareholder Return (“TSR”) and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, the cumulative TSR over the five most recently completed fiscal years for the Company, and the Dow Jones US Electrical Components & Equipment Index TSR over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Adjusted Operating Earnings
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Adjusted Operating Earnings during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid, Company Total Shareholder Return (“TSR”) and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, the cumulative TSR over the five most recently completed fiscal years for the Company, and the Dow Jones US Electrical Components & Equipment Index TSR over the same period.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and
Non-PEO
NEOs for 2025 to Company performance. The measures in this table are not ranked.

Most Important Performance Measures	Adjusted Operating Earnings
Cumulative TSR
Primary Operating Capital

Total Shareholder Return Amount	$ 193.69	197.86	180.41	153.31	185.06
Peer Group Total Shareholder Return Amount	272.09	272.86	204.66	192.74	195.09
Net Income (Loss)	$ 363,700,000	$ 269,100,000	$ 175,800,000	$ 143,900,000	$ 143,300,000
Company Selected Measure Amount	498,400,000	325,639,000	324,241,000	318,243,000	284,126,000
PEO Name	David M. Shaffer
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Earnings
Non-GAAP Measure Description	We determined Adjusted Operating Earnings to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in fiscal year 2025. Adjusted Operating Earnings is a
non-GAAP
	measure that adjusts Operating Earnings for charges that the Company incurs as a result of restructuring activities, impairment of goodwill and indefinite-lived intangibles and other assets, acquisition activities and those charges and credits that are not directly related to operating unit performance. Please see “Fiscal Year 2025 MIP Targets and Payout” on page 36 for a description of the adjustments to operating earnings for fiscal year 2025, please see “Fiscal Year 2024 MIP Targets and Payout” on page 41 of our 2024 proxy statement, “Fiscal Year 2023 MIP Targets and Payout” on page 44 of our 2023 Proxy Statement, “Fiscal Year 2022 MIP Targets and Payout” on page 33 of our 2022 Proxy Statement, and “Fiscal Year 2021 MIP Targets and Payout” on page 30 of our 2021 Proxy Statement for a description of the adjustments to operating earnings for each fiscal year.
Measure:: 2
Pay vs Performance Disclosure
Name	Cumulative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Primary Operating Capital
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,318,928	$ 6,940,971	$ 7,738,287	$ (133,437)	$ 12,156,424
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,447,459	5,268,509	7,136,543	3,636,620	5,664,401
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(669,080)	804,176	1,157,719	(3,706,864)	5,448,231
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(459,451)	868,286	(555,975)	(63,193)	1,043,792
PEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,700,000)	(5,300,000)	(5,225,000)	(4,665,000)	(4,200,000)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	953,716	1,147,582	1,516,278	(36,602)	2,438,038
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,319,049	889,603	1,408,524	729,250	1,051,948
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(64,519)	131,972	188,747	(747,578)	1,173,514
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,667)	126,007	(80,993)	(18,274)	212,576
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(253,147)
Non-PEO NEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,410,000)	$ (895,000)	$ (1,031,250)	$ (935,496)	$ (780,000)